SCHWAB STRATEGIC TRUST

SCHWAB FUNDAMENTAL INDEX ETFs

Schwab Fundamental U.S. Broad Market Index ETF

Schwab Fundamental U.S. Large Company Index ETF

Schwab Fundamental U.S. Small Company Index ETF

Schwab Fundamental International Large Company Index ETF

Schwab Fundamental International Small Company Index ETF

Schwab Fundamental Emerging Markets Large Company Index ETF

Supplement dated March 1, 2017 to the Prospectus and Statement of Additional Information (SAI), both dated June 30, 2016, as supplemented December 1, 2016 and February 2, 2017

SCHWAB FIXED-INCOME ETFs

Schwab U.S. TIPS ETF

Supplement dated March 1, 2017 to the Prospectus and SAI, both dated April 29, 2016,

as supplemented June 30, 2016, October 7, 2016, December 15, 2016, December 28, 2016,

February 2, 2017, and February 28, 2017

SCHWAB EQUITY ETFs

Schwab U.S. Mid-Cap ETF

Schwab U.S. Small-Cap ETF

Schwab International Equity ETF

Schwab International Small-Cap Equity ETF

Supplement dated March 1, 2017 to the Prospectuses and SAI, each dated December 29, 2016

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective March 1, 2017, the management fees of certain Schwab ETFs will be reduced as follows:

	Current Management Fee	New Management Fee*
Schwab Fundamental U.S. Broad Market Index ETF	0.32%	0.25%
Schwab Fundamental U.S. Large Company Index ETF	0.32%	0.25%
Schwab Fundamental U.S. Small Company Index ETF	0.32%	0.25%
Schwab Fundamental International Large Company Index ETF	0.32%	0.25%
Schwab Fundamental International Small Company Index ETF	0.46%	0.39%
Schwab Fundamental Emerging Markets Large Company Index ETF	0.46%	0.39%
Schwab U.S. TIPS ETF	0.07%	0.05%
Schwab U.S. Mid-Cap ETF	0.06%	0.05%
Schwab U.S. Small-Cap ETF	0.06%	0.05%
Schwab International Equity ETF	0.07%	0.06%
Schwab International Small-Cap Equity ETF	0.16%	0.12%

*	Under the new management fee structure the management fee will include interest expenses which were previously excluded. Additionally this change is applicable to all Schwab ETFs and will be reflected in each ETF’s prospectus no later than at each ETF’s next annual update.

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

1. Schwab Fundamental U.S. Broad Market Index ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.25
Other expenses	None

Total annual fund operating expenses	0.25

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$26	$80	$141	$318

2. Schwab Fundamental U.S. Large Company Index ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.25
Other expenses	None

Total annual fund operating expenses	0.25

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$26	$80	$141	$318

3. Schwab Fundamental U.S. Small Company Index ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.25
Other expenses	None

Total annual fund operating expenses	0.25

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$26	$80	$141	$318

4. Schwab Fundamental International Large Company Index ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 10 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.25
Other expenses	None

Total annual fund operating expenses	0.25

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$26	$80	$141	$318

5. Schwab Fundamental International Small Company Index ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 14 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.39
Other expenses	None

Total annual fund operating expenses	0.39

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$40	$125	$219	$493

6. Schwab Fundamental Emerging Markets Large Company Index ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 18 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.39
Other expenses	None
Acquired fund fees and expenses (AFFE)[1]	0.01

Total annual fund operating expenses	0.40

[1]

The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include AFFE, which reflect the fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year. Expenses of other investment companies are not direct costs paid by the fund shareholders and have no impact on costs associated with fund operations.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$41	$128	$224	$505

7. Schwab U.S. TIPS ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual fund operating expenses	0.05

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$5	$16	$28	$64

8. Schwab U.S. Mid-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual fund operating expenses	0.05

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$5	$16	$28	$64

9. Schwab U.S. Small-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual fund operating expenses	0.05

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$5	$16	$28	$64

10. Schwab International Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

11. Schwab International Small-Cap Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.12
Other expenses	None

Total annual fund operating expenses	0.12

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$12	$39	$68	$154

12. Schwab Fundamental Index ETFs

a.	The table following the second paragraph under the “Fund management” section on page 44 of the Prospectus is deleted and replaced in its entirety with the following table to reflect the reduction of the management fees applicable to the Schwab Fundamental Index ETFs:

Schwab Fundamental U.S. Broad Market Index ETF	0.25%
Schwab Fundamental U.S. Large Company Index ETF	0.25%
Schwab Fundamental U.S. Small Company Index ETF	0.25%
Schwab Fundamental International Large Company Index ETF	0.25%
Schwab Fundamental International Small Company Index ETF	0.39%
Schwab Fundamental Emerging Markets Large Company Index ETF	0.39%

b.	The table following the third paragraph under the “Advisory Agreement” section on page 29 of the SAI is deleted and replaced in its entirety with the following table to reflect the reduction of the management fees applicable to the Schwab Fundamental Index ETFs:

Fee
Schwab Fundamental U.S. Broad Market Index ETF	0.25%
Schwab Fundamental U.S. Large Company Index ETF	0.25%
Schwab Fundamental U.S. Small Company Index ETF	0.25%
Schwab Fundamental International Large Company Index ETF	0.25%
Schwab Fundamental International Small Company Index ETF	0.39%
Schwab Fundamental Emerging Markets Large Company Index ETF	0.39%

13. Schwab U.S. TIPS ETF

a.	The table following the second paragraph under the “Fund management” section on page 29 of the Prospectus is revised to reflect the reduction of the management fee applicable to Schwab U.S. TIPS ETF from 0.07% to 0.05%.

b.	The table following the third paragraph under the “Advisory Agreement” section on page 35 of the SAI is revised to reflect the reduction of the management fee applicable to Schwab U.S. TIPS ETF from 0.07% to 0.05%

14. Schwab Equity ETFs

a.	The table following the second paragraph under the “Fund management” section on page 44 of the Schwab U.S. Equity ETFs Prospectus is revised to reflect the reduction of the management fees applicable to Schwab U.S. Mid-Cap ETF from 0.06% to 0.05% and Schwab U.S. Small-Cap ETF from 0.06% to 0.05%.

b.	The table following the second paragraph under the “Fund management” section on page 23 of the Schwab International Equity ETFs Prospectus is revised to reflect the reduction of the management fees applicable to Schwab International Equity ETF from 0.07% to 0.06% and Schwab International Small-Cap Equity ETF from 0.16% to 0.12%.

c.	The table following the third paragraph under the “Advisory Agreement” section on page 32 of the Schwab Equity ETFs SAI is revised to reflect the reduction of the management fees applicable to Schwab U.S. Mid-Cap ETF from 0.06% to 0.05%, Schwab U.S. Small-Cap ETF from 0.06% to 0.05%, Schwab International Equity ETF from 0.07% to 0.06%, and Schwab International Small-Cap Equity ETF from 0.16% to 0.12%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG96148-00 (3/17)

00191335

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